UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Ave., 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2013

Date of reporting period:  April 30, 2013

Item 1. Reports to Stockholders.

______________________________________________________

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

Investor Class
Institutional Class

______________________________________________________

SEMI-ANNUAL REPORT
April 30, 2013

May 16, 2013

Dear Shareholder:

The fiscal six-month period ended April 30, 2013 was characterized by double-digit increases in equity market indices across all market capitalizations.  For the period, the Huber Capital Equity Income Fund trailed its performance benchmark, the Huber Capital Small Cap Value Fund outperformed its performance benchmark, and the Huber Capital Diversified Large Cap Value Fund lagged its performance benchmark.

Equity Income Fund Review

For the fiscal six-month period ended April 30, 2013, the Equity Income Fund Investor Class and Institutional Class returned 15.25% and 15.39%, respectively, which underperformed the 16.31% total return of the Russell 1000® Value Index but outperformed the 14.42% total return of the S&P 500® Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were Technology and Financial Services. The main sectors that lagged in relative performance were Health Care and Consumer Discretionary. Cash was also a detractor per the strong upmarket performance during the period. Stocks that contributed strongly to performance were Hewlett-Packard Co., CNO Financial Group, CA Inc., American International Group, Inc., and Tupperware Brands Corp.

Our portfolio was most positively impacted by our ownership in Hewlett-Packard Co., a technology, software, and service provider to businesses and individuals, which appreciated as the company performed better than expected and investors began to recognize a more positive trend in business fundamentals.  CNO Financial Group, a domestic insurance company, bought back stock at attractive prices, grew their book value with strong results, and redeployed capital into higher return-on-equity business segments. CA Inc., an enterprise management software and solutions company, saw its stock appreciate as investors anticipated a firming in business fundamentals. American International Group, Inc. (AIG), a global insurance company, outperformed following a secondary offering of its shares by the United States government. This offering ended the government’s involvement with AIG following the events of 2008.  In addition to finalizing this chapter, AIG’s operating performance continued to improve and we believe the outlook and valuation are compelling for long-term shareholders. Tupperware Brands Corp., a global direct seller of houseware products, continued to perform well operationally and recently attracted investor interest after materially boosting its dividend and upsizing its share buyback commitment.

For the six-month period, our portfolio was most negatively impacted by our ownership in Carpenter Technology Corp., a specialty metals manufacturer, which reported earnings that were lower than expectations due to weak demand from general manufacturing customers and a short-term lull in aerospace-related orders as the commercial aerospace supply chain rationalizes from previously inflated levels. Our relative performance in Healthcare suffered due to our ownership in Merck & Co., Inc., a global, research-driven pharmaceutical company, as the company experienced disappointment in the performance of several important pipeline products and faster than expected deterioration in drugs that had recently lost patent protection. Within Consumer Discretionary, our ownership in Wal Mart Stores, Inc. and Aimia, Inc. also detracted from performance. Wal Mart Stores, Inc., the world’s largest retailer, underperformed due to a slowdown in same store sales.  Aimia, Inc., a leader in the loyalty card business, underperformed due to concern regarding the potential expiration of its relationship with a key bank partner in Canada, its most profitable market.  Given our esteemed view on Aimia’s management team, we believe a positive resolution is likely.

Small Cap Value Fund Review

For the fiscal six-month period ended April 30, 2013, the Small Cap Value Fund Investor Class and Institutional Class returned 20.40% and 20.66%, respectively, outperforming the benchmark Russell 2000® Value Index and the Russell 2000® Index, each generating a total return of 16.58%. The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 2000® Value Index were Financial Services, Health Care, and Energy. The sectors that negatively impacted performance were Materials & Processing and Consumer Staples. Cash was also a detractor as the Fund experienced significant inflows during the period while there was strong upmarket performance. Stocks that contributed the most to performance were Virtus Investment Partners, Iconix Brand Group, Inc., CapLease, Inc., CNO Financial Group, Inc., and Innospec, Inc.

Virtus Investment Partners, an asset manager, continued to impressively grow its assets under management, likely as a result of their competitive line-up of investment offerings. Further, their stock has outperformed the broader financial services sector for the six-month period ending April 30, 2013. Iconix Brand Group, a brand licensing company, benefited from a massive share buyback, accretive acquisitions, and a stabilizing core business. CapLease, an office REIT (Real Estate Investment Trust), saw its shares rise due to positive market fundamentals for their business and continued strength in operations. Innospec, a specialty chemicals manufacturer, benefited from continuing strong operating performance in its Fuel Specialties division, which manufactures additives for motor fuels. The financial markets also reacted positively to the special dividend that the company paid near the end of 2012. CNO Financial Group was previously discussed in the Equity Income Fund Review section of this letter.

Our Health Care performance results benefitted from our ownership of Endo Health Solutions, Inc. and Tenet Healthcare Corp. Endo, a U.S. based diversified health care company, experienced share price appreciation on reports that the current CEO will be replaced in coming months, as well as on continued speculation of a takeover. Tenet Healthcare, an operator of hospitals and outpatient medical centers, experienced strong appreciation in the six-month period on an improved cash outlook as well as a first quarter earnings beat.

Our Energy performance results were helped by our ownership of Cal Dive International, Inc., Superior Energy Services, Inc., and Ocean Rig UDW, Inc.  Cal Dive International, a marine contracting company to the offshore oil and natural gas industry, has begun to see an early recovery in their operating results. Strength in their international operations should continue to drive near-term results and looking forward, we believe that there is potential for meaningful earnings growth from domestic operations. Superior Energy Services, a diversified provider of specialized oilfield services and equipment, was positively affected by international offshore operations and the beginning of a recovery in their North American onshore services segment. Ocean Rig UDW, a pure-play in international deepwater drilling, is experiencing high demand for its assets and the firm is nearing the end of a multi-year new build cycle, which should generate substantial amounts of free cash flow for shareholders going forward.

Within Materials & Processing, our performance results were hurt by our ownership of Uranium Energy Corp. and Carpenter Technology Corp.  Uranium Energy Corp., a domestic uranium production and exploration company, saw its stock price decline as the spot market price for uranium declined to multi-year lows near $40 per pound.  Carpenter Technology was previously discussed in the Equity Income Fund Review section of this letter. Overhill Farms, Inc., a contract food manufacturer, was the main reason for our relatively poor performance within Consumer Staples. Overhill Farms has struggled with lower margins on new business, a negative mix shift, and cyclical pressures on its customer base.

Diversified Large Cap Value Fund Review

As the Fund incepted December 31, 2012, the following is for the four-month period ended April 30, 2013. The Diversified Large Cap Value Fund Investor Class and Institutional Class returned 9.40% and 9.60%, respectively, which underperformed the 14.01% total return of the Russell 1000® Value Index and the 12.74% total return of the broader S&P 500® Index. The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were Utilities and Technology. The main sectors that lagged in relative performance were Materials & Processing and Financial Services. During this period, cash was the key detractor to the Fund’s performance versus the strong upmarket performance. Stocks that contributed the most to performance during the period were CNO Financial Group, Inc., Microsoft Corp., Exelon Corp., Vodafone Group PLC, and Herbalife Ltd.

CNO Financial Group was previously discussed in the Equity Income Fund Review section of this letter. Microsoft, a software, service, and hardware developer and manufacturer, gained on a solid earnings report and favorable outlook despite extraordinarily soft sales in personal computers. Exelon, an electric utility and merchant power producer, benefited from expectations for higher realized electricity prices for its largely nuclear-powered competitive electricity generation fleet. Vodafone Group, a global mobile telecommunication provider, appreciated strongly on reports that Verizon is considering the purchase of Vodafone’s 45% stake in Verizon Wireless. Herbalife, a direct seller of weight management and nutritional products through independent distributors, saw a rebound in its shares after a dramatic falloff due to negative publicity surrounding its business model.

Within Materials & Processing, our performance results were hurt primarily by our ownership of Carpenter Technology, which was discussed previously in the Equity Income Fund Review section of this letter. Within Financial Services, our performance results suffered from the development of our positions in JPMorgan Chase & Co., Bank of America Corp., MasterCard, Inc., and Cash America International, Inc. In the abbreviated four-month period, JPMorgan and Bank of America, both commercial banks, underperformed the broader financials sector due to concerns over their future revenue outlook.  Despite these market concerns, we continue to be pleased with continued cost reductions inside both JPMorgan and Bank of America and further strengthening of their capital bases. MasterCard, a global payment processor, underperformed due to transaction volume growth that fell below estimates both domestically and internationally. Cash America International, a provider of financial services to the underbanked, underperformed due to the precipitous drop in the price of gold and negative publicity regarding possible adverse regulatory activity.

Outlook

The equity markets provided positive results for the six-month period across all market capitalizations. Once the outcome of the U.S. election was decided and fears over the “fiscal cliff” abated, sentiment in the equity markets began to concentrate on the modestly better economic data including an improving housing market and improvements in the stubbornly high unemployment rate, while somewhat ignoring any concerns of a slowdown in China and the ongoing pressures in Europe. We are cognizant of the complex macroeconomic factors affecting global economies and will attempt to take advantage of any market dislocations by discovering new positions and adding to existing investments in companies whose stock prices trade at considerable discounts to our assessment of intrinsic value. Our process remains focused on bottom-up stock selection. In the Small Cap Value Fund, we are overweight in Materials & Processing, Consumer Discretionary, and Financial Services sectors, while being underweight in Technology, Producer Durables, Consumer Staples, Utilities,

Energy, and Health Care.  In the Equity Income Fund, we are overweight in Technology, Consumer Staples, and Health Care sectors, while being underweight in Producer Durables, Energy, Consumer Discretionary, Financial Services, Materials & Processing, and Utilities.  In the Diversified Large Cap Value Fund, we are overweight in Technology, Consumer Discretionary, Materials & Processing, Consumer Staples, and Utilities sectors, while being underweight in Energy, Producer Durables, Health Care, and Financial Services sectors.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are greater for investments in emerging markets. Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio. Investments in Initial Public Offerings (IPO) carry additional risk such as market and liquidity risk and can fluctuate considerably. When the Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Free Cash Flow is cash flow from operations less maintenance capital expenditures.  It is the cash flow, after required reinvestment in the business to sustain existing operations, that can be used for expansion, dividends, acquisitions, and share buybacks amongst other uses.

Book value is the net asset value of a company, calculated by subtracting total liabilities from total assets.

Return on Equity (ROE) is the ratio of net income divided by total shareholder’s equity.

Huber Funds

EXPENSE EXAMPLE – April 30, 2013 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/12 – 4/30/13).  The Huber Capital Diversified Large Cap Value Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the partial period (12/31/12 – 4/30/13).

Actual Expenses
For each class of the Huber Capital Equity Income Fund (“Equity Income Fund”), the Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), and the Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.49% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.85% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund and 1.25% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

Huber Funds

EXPENSE EXAMPLE – April 30, 2013 (Unaudited), Continued

information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/12	4/30/13	11/1/12 – 4/30/13*
Investor Class Actual	$1,000.00	$1,152.50	$7.58
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.75	$7.10

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.42% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/12	4/30/13	11/1/12 – 4/30/13*
Institutional Class Actual	$1,000.00	$1,153.90	$5.29
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/12	4/30/13	11/1/12 – 4/30/13*
Investor Class Actual	$1,000.00	$1,204.00	$9.95
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,015.77	$9.10

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.82% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

EXPENSE EXAMPLE – April 30, 2013 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/12	4/30/13	11/1/12 – 4/30/13*
Institutional Class Actual	$1,000.00	$1,206.60	$7.39
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$6.78

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Diversified Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/31/12	4/30/13	12/31/12 – 4/30/13*
Investor Class Actual	$1,000.00	$1,094.00	$4.34
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.58	$4.18

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 121 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/31/12	4/30/13	12/31/12 – 4/30/13*
Institutional Class Actual	$1,000.00	$1,096.00	$2.61
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.58	$2.51

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 121 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2013 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2013 (Unaudited), Continued

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited)

Shares	COMMON STOCKS - 97.65%	Value
	Advertising Agencies - 1.55%
40,500	Aimia, Inc. (a)	$640,030
	Aerospace - 1.81%
9,900	Northrop Grumman Corp.	749,826
	Air Transport - 0.91%
4,000	FedEx Corp.	376,040
	Aluminum - 0.81%
39,500	Alcoa Inc.	335,750
	Chemicals: Diversified - 0.88%
3,900	BASF SE - ADR	363,870
	Computer Services, Software
	& Systems - 9.88%
71,400	CA Inc.	1,925,658
58,000	Microsoft Corp.	1,919,800
7,200	Oracle Corp.	236,016
		4,081,474
	Computer Technology - 2.82%
56,600	Hewlett Packard Co.	1,165,960
	Consumer Lending - 2.80%
26,500	Cash America International, Inc.	1,156,195
	Diversified Financial Services - 8.26%
93,200	Bank of America Corp.	1,147,292
23,800	Citigroup Inc.	1,110,508
23,500	JPMorgan Chase & Co.	1,151,735
		3,409,535
	Diversified Retail - 1.45%
7,700	Wal-Mart Stores, Inc.	598,444
	Electronic Components - 0.98%
9,310	TE Connectivity Ltd.	405,451
	Engineering & Contracting Services - 1.49%
4,500	Fluor Corp.	256,410
11,930	KBR, Inc.	358,854
		615,264

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited), Continued

Shares		Value
	Financial Data & Systems - 3.67%
1,500	Mastercard, Inc. - Class A	$829,395
46,300	Western Union Co.	685,703
		1,515,098
	Foods - 5.55%
9,100	ConAgra Foods, Inc.	321,867
39,400	Herbalife Ltd. (a)	1,564,574
16,500	Tyson Foods, Inc. - Class A	406,395
		2,292,836
	Homebuilding - 0.88%
11,202	Lennar Corp. - Class B	365,297
	Household Equipment & Products - 2.37%
12,200	Tupperware Brands Corp.	979,660
	Insurance: Life - 6.34%
231,200	CNO Financial Group, Inc.	2,617,184
	Insurance: Multi-Line - 3.14%
31,300	American International Group, Inc. (b)	1,296,446
	Insurance: Property-Casualty - 2.67%
35,400	XL Group PLC	1,102,356
	Oil Well Equipment & Services - 5.38%
38,500	Ensco PLC - Class A (a)	2,220,680
	Oil: Crude Producers - 0.93%
19,600	Chesapeake Energy Corp.	382,984
	Oil: Integrated - 4.56%
6,100	ConocoPhillips	368,745
9,300	Exxon Mobil Corp.	827,607
10,100	Royal Dutch Shell PLC - Class A - ADR	686,497
		1,882,849
	Pharmaceuticals - 12.52%
4,100	Actavis, Inc. (b)	433,493
29,100	Eli Lilly & Co.	1,611,558
29,700	Merck & Co., Inc.	1,395,900
59,500	Pfizer, Inc.	1,729,665
		5,170,616
	Specialty Retail - 0.98%
5,500	Home Depot, Inc.	403,425

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited), Continued

Shares		Value
	Steel - 1.55%
14,200	Carpenter Technology Corp.	$638,432
	Tobacco - 3.91%
16,900	Philip Morris International, Inc.	1,615,471
	Utilities: Electrical - 7.58%
8,000	American Electric Power Co., Inc.	411,440
11,100	Entergy Corp.	790,653
35,500	Exelon Corp.	1,331,605
7,300	NextEra Energy, Inc.	598,819
		3,132,517
	Utilities: Telecommunications - 1.98%
26,800	Vodafone Group PLC - ADR	819,812
	TOTAL COMMON STOCKS
	(Cost $32,838,480)	40,333,502

	SHORT-TERM INVESTMENTS - 2.32%
478,724	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	478,724
478,724	First American Tax Free Obligations
	Fund - Class Z, 0.03% (c)	478,724
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $957,448)	957,448
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $33,795,928) - 99.97%	41,290,950
	Other Assets in Excess of Liabilities - 0.03%	12,971
	NET ASSETS - 100.00%	$41,303,921

ADR - American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2013.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited)

Shares	COMMON STOCKS - 95.03%	Value
	Aluminum - 2.23%
50,469	Kaiser Aluminum Corp.	$3,179,547
	Asset Management & Custodian - 6.22%
684,544	Artio Global Investors, Inc.	1,875,651
36,697	Virtus Investment Partners, Inc. (a)	7,009,127
		8,884,778
	Banks: Diversified - 3.91%
14,874	First Citizens BancShares, Inc. - Class A	2,772,811
489,248	Park Sterling Corp. (a)(d)	2,803,391
		5,576,202
	Chemicals: Specialty - 3.46%
112,156	Innospec, Inc. (a)	4,935,986
	Commercial Vehicles & Parts - 0.96%
90,788	Miller Industries, Inc.	1,371,807
	Consumer Lending - 5.32%
31,900	Cash America International, Inc.	1,391,797
246,620	EZCORP, Inc. - Class A (a)	4,167,878
59,646	Nelnet, Inc. - Class A	2,027,964
		7,587,639
	Containers & Packaging - 0.61%
42,835	UFP Technologies, Inc. (a)	869,122
	Diversified Manufacturing
	Operations - 4.91%
245,336	A. M. Castle & Co. (a)	4,249,219
126,400	Harsco Corp.	2,759,312
		7,008,531
	Engineering & Contracting Services - 1.15%
92,476	Argan, Inc.	1,636,825
	Financial Data & Systems - 4.46%
893,282	Global Cash Access Holdings, Inc. (a)	6,369,101
	Foods - 0.05%
18,699	Overhill Farms, Inc. (a)	74,796
	Health Care Facilities - 1.59%
49,901	Tenet Healthcare Corp. (a)	2,263,509
	Homebuilding - 1.80%
78,703	Lennar Corp. - Class B	2,566,505

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited), Continued

Shares		Value
	Household Equipment & Products - 2.41%
42,920	Tupperware Brands Corp.	$3,446,476
	Insurance: Life - 6.44%
811,445	CNO Financial Group, Inc.	9,185,557
	Insurance: Property-Casualty - 3.60%
165,110	XL Group PLC	5,141,525
	Leisure Time - 1.50%
210,322	Callaway Golf Co.	1,409,157
38,602	Interval Leisure Group, Inc.	735,754
		2,144,911
	Machinery: Industrial - 1.08%
673,400	Armtec Infrastructure Trust Unit (a)(b)(d)	1,537,367
	Metal Fabricating - 1.98%
476,825	Mueller Water Products, Inc. - Class A	2,822,804
	Metals & Mining: Diversified - 1.99%
1,831,084	Uranium Energy Corp. (a)	2,838,180
	Office Supplies Equipment - 2.22%
104,400	Lexmark International, Inc. - Class A	3,164,364
	Offshore Drilling & Other Services - 1.92%
167,244	Ocean Rig UDW, Inc. (a)(b)	2,739,456
	Oil Well Equipment & Services - 2.77%
1,452,752	Cal Dive International, Inc. (a)	2,426,096
55,300	Superior Energy Services, Inc. (a)	1,525,727
		3,951,823
	Paper - 1.60%
77,300	Kapstone Paper and Packaging Corp. (a)	2,286,534
	Pharmaceuticals - 2.16%
84,200	Endo Health Solutions, Inc. (a)	3,085,088
	Real Estate Investment
	Trusts (REITs) - 9.60%
819,144	CapLease, Inc.	5,750,391
79,700	Government Properties Income Trust	2,076,185
148,398	Granite Real Estate Investment Trust (b)	5,869,141
		13,695,717
	Rental & Leasing Services: Consumer - 3.48%
142,016	Rent-A-Center, Inc.	4,960,619

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited), Continued

Shares		Value
	Restaurants - 2.40%
86,900	Boston Pizza Royalties Income Fund (b)(d)	$2,031,361
118,200	Pizza Pizza Royalty Corp. (b)(d)	1,314,050
22,300	Second Cup Royalty Income Fund Unit (b)	88,541
		3,433,952
	Specialty Retail - 1.16%
508,283	Wet Seal, Inc. (a)	1,657,003
	Steel - 1.75%
55,791	Carpenter Technology Corp.	2,508,364
	Telecommunication Equipment - 1.94%
168,306	Arris Group, Inc. (a)	2,778,732
	Textiles, Apparel & Shoes - 3.72%
185,300	Iconix Brand Group, Inc. (a)	5,308,845
	Utilities: Electrical - 4.64%
113,126	Great Plains Energy, Inc.	2,729,730
145,500	NV Energy, Inc.	3,147,165
23,000	Portland General Electric Co.	741,750
		6,618,645
	TOTAL COMMON STOCKS
	(Cost $117,124,145)	135,630,310

	SHORT-TERM INVESTMENTS - 3.53%
2,520,468	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	2,520,468
2,520,468	First American Tax Free Obligations
	Fund - Class Z, 0.03% (c)	2,520,468
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,040,936)	5,040,936
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $122,165,081) - 98.56%	140,671,246
	Other Assets in Excess of Liabilities - 1.44%	2,049,612
	NET ASSETS - 100.00%	$142,720,858

ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2013.
(d)	Security is considered illiquid. As of April 30, 2013, the value of these investments was $7,686,169 or 5.39% of net assets.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited)

Shares	COMMON STOCKS - 96.16%	Value
	Advertising Agencies - 1.39%
1,000	Aimia, Inc. (a)	$15,820
	Beverage: Soft Drinks - 1.11%
300	Coca Cola Co.	12,699
	Chemicals: Diversified - 1.64%
200	BASF SE - ADR	18,660
	Computer Services, Software
	& Systems - 10.20%
2,100	CA, Inc.	56,637
1,600	Microsoft Corp.	52,960
200	Oracle Corp.	6,556
		116,153
	Computer Technology - 2.71%
1,500	Hewlett-Packard Co.	30,900
	Consumer Lending - 3.06%
800	Cash America International, Inc.	34,904
	Diversified Financial Services - 11.53%
2,500	Bank of America Corp.	30,775
1,000	Citigroup Inc.	46,660
1,100	JPMorgan Chase & Co.	53,911
		131,346
	Diversified Retail - 2.05%
300	Wal-Mart Stores, Inc.	23,316
	Electronic Components - 1.15%
300	TE Connectivity Ltd.	13,065
	Engineering & Contracting Services - 1.06%
400	KBR, Inc.	12,032
	Financial Data & Systems - 4.61%
95	Mastercard, Inc. - Class A	52,528
	Foods - 2.79%
800	Herbalife Ltd. (a)	31,768
	Homebuilding - 3.15%
1,100	Lennar Corp. - Class B	35,871
	Household Equipment & Products - 4.23%
600	Tupperware Brands Corp.	48,180

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited), Continued

Shares		Value
	Insurance: Life - 2.39%
2,400	CNO Financial Group, Inc.	$27,168
	Insurance: Multi-Line - 2.91%
800	American International Group, Inc. (b)	33,136
	Insurance: Property-Casualty - 1.64%
600	XL Group PLC	18,684
	Offshore Drilling & Other Services - 4.32%
3,000	Ocean Rig UDW, Inc. (a)(b)	49,140
	Oil Well Equipment & Services - 2.53%
500	Ensco PLC - Class A (a)	28,840
	Oil: Crude Producers - 1.20%
700	Chesapeake Energy Corp.	13,678
	Pharmaceuticals - 8.32%
100	Actavis, Inc. (b)	10,573
800	Merck & Co., Inc.	37,600
1,600	Pfizer, Inc.	46,512
		94,685
	Scientific Instruments: Control & Filter - 1.39%
100	Flowserve Corp.	15,812
	Specialty Retail - 1.29%
200	Home Depot, Inc.	14,670
	Steel - 5.13%
1,300	Carpenter Technology Corp.	58,448
	Tobacco - 4.20%
500	Philip Morris International, Inc.	47,795
	Utilities: Electrical - 6.13%
400	Entergy Corp.	28,492
1,100	Exelon Corp.	41,261
		69,753
	Utilities: Telecommunications - 4.03%
1,500	Vodafone Group PLC - ADR	45,885
	TOTAL COMMON STOCKS
	(Cost $1,006,735)	1,094,936

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 2.16%	Value
12,305	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	$12,305
12,306	First American Tax Free Obligations
	Fund - Class Z, 0.03% (c)	12,306
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,611)	24,611
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,031,346) - 98.32%	1,119,547
	Assets in Excess of Other Liabilities - 1.68%	19,112
	NET ASSETS - 100.00%	$1,138,659

ADR - American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2013.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2013 (Unaudited)

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $33,795,928, $122,165,081
and $1,031,346, respectively)	$41,290,950	$140,671,246	$1,119,547
Receivables
Fund shares sold	9,011	3,989,029	—
Investment securities sold	77,430	—	41,994
Dividends and interest	13,405	103,441	574
Dividend tax reclaim	2,796	3,262	77
Prepaid expenses	21,040	54,939	30,545
Total assets	41,414,632	144,821,917	1,192,737
LIABILITIES
Payables
Fund shares purchased	—	17,681	—
Investment securities purchased	52,720	1,873,087	21,966
Advisory fees	12,025	113,449	—
Due to Adviser (Note 4)	—	—	1,283
12b-1 fees	10,789	56,107	21
Administration fees	8,922	23,297	5,651
Audit fees	9,416	9,416	5,832
Chief Compliance Officer fee	893	893	1,435
Custody fees	738	—	1,181
Fund accounting fees	6,520	5,008	5,169
Shareholder servicing fees	261	—	8
Transfer agent fees and expenses	7,705	2,092	6,723
Accrued expenses	722	29	4,809
Total liabilities	110,711	2,101,059	54,078
NET ASSETS	$41,303,921	$142,720,858	$1,138,659

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2013 (Unaudited), Continued

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$8,042,283	$93,035,138	$42,611
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	691,081	6,177,026	3,894
Net asset value, offering and
redemption price per share (Note 1)	$11.64	$15.06	$10.94
Institutional Class
Net assets applicable to shares outstanding	$33,261,638	$49,685,720	$1,096,048
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	2,851,433	3,277,176	100,000
Net asset value, offering and
redemption price per share (Note 1)	$11.66	$15.16	$10.96
COMPONENTS OF NET ASSETS
Paid-in capital	$34,169,482	$124,365,971	$1,040,000
Undistributed net investment income/(loss)	121,534	(37,619)	3,254
Accumulated net realized
gain/(loss) on investments	(482,117)	(114,064)	7,204
Net unrealized appreciation on investments	7,495,022	18,506,570	88,201
Net assets	$41,303,921	$142,720,858	$1,138,659

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Period Ended April 30, 2013 (Unaudited)

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund*
INVESTMENT INCOME
Dividends (net of foreign taxes and
issuance fees withheld of $6,257,
$23,754 and $141, respectively)	$399,644	$782,661	$5,908
Interest	27	183	1
Total investment income	399,671	782,844	5,909
Expenses
Advisory fees (Note 4)	160,633	543,054	2,613
Administration fees (Note 4)	26,670	53,110	13,041
Transfer agent fees
and expenses (Note 4)	25,258	33,102	14,476
Fund accounting fees (Note 4)	20,315	20,300	11,819
Registration fees	13,718	16,518	11,687
Distribution fees -
Investor Class (Note 6)	10,454	58,008	21
Audit fees	9,433	9,433	5,832
Shareholder servicing fees -
Investor Class (Note 5)	7,621	50,680	21
Legal fees	4,127	4,239	2,349
Custody fees (Note 4)	3,414	6,239	2,661
Chief Compliance
Officer fee (Note 4)	2,976	2,976	2,935
Trustee fees	2,658	2,896	1,958
Miscellaneous expense	1,593	1,952	549
Insurance expense	1,183	1,391	—
Reports to shareholders	694	1,585	2,583
Total expenses	290,747	805,483	72,545
Less: advisory fee waiver and
expense reimbursement (Note 4)	(112,039)	(153,733)	(69,890)
Net expenses	178,708	651,750	2,655
Net investment income	220,963	131,094	3,254
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	187,608	7,049	7,204
Net change in unrealized
appreciation on investments	4,551,844	12,798,432	88,201
Net realized and unrealized
gain on investments	4,739,452	12,805,481	95,405
Net Increase in Net Assets
Resulting from Operations	$4,960,415	$12,936,575	$98,659

*  Commenced operations on December 31, 2012.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$220,963	$181,078
Net realized gain on investments	187,608	115,369
Net change in unrealized
appreciation on investments	4,551,844	1,854,718
Net increase in net assets
resulting from operations	4,960,415	2,151,165
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(64,584)	(20,720)
Institutional Class	(182,880)	(38,530)
Total distributions to shareholders	(247,464)	(59,250)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	13,400,661	14,135,996
Total increase in net assets	18,113,612	16,227,911
NET ASSETS
Beginning of period	23,190,309	6,962,398
End of period	$41,303,921	$23,190,309
Undistributed net investment
income at end of period	$121,534	$148,035

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2013 (Unaudited)		October 31, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	58,845	$645,453	288,435	$2,745,740
Shares issued on
reinvestments
of distributions	6,308	64,340	2,384	20,720
Shares redeemed**	(185,075)	(2,068,080)	(99,944)	(922,190)
Net increase/(decrease)	(119,922)	$(1,358,287)	190,875	$1,844,270
** Net of redemption
fees of		$269		$674

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2013 (Unaudited)		October 31, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,417,378	$15,087,404	1,341,038	$12,753,266
Shares issued on
reinvestments
of distributions	14,207	145,056	4,444	38,530
Shares redeemed**	(44,748)	(473,512)	(50,259)	(500,070)
Net increase	1,386,837	$14,758,948	1,295,223	$12,291,726
** Net of redemption
fees of		$—		$1

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$131,094	$(55,436)
Net realized gain on investments	7,049	5,870
Net change in unrealized
appreciation on investments	12,798,432	4,515,672
Net increase in net assets
resulting from operations	12,936,575	4,466,106
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(52,673)	—
Institutional Class	(60,383)	—
From net realized gain on investments
Investor Class	(3,475)	—
Institutional Class	(3,539)	—
Total distributions to shareholders	(120,070)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	89,429,451	24,176,393
Total increase in net assets	102,245,956	28,642,499
NET ASSETS
Beginning of period	40,474,902	11,832,403
End of period	$142,720,858	$40,474,902
Undistributed net investment
loss at end of period	$(37,619)	$(55,657)

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2013 (Unaudited)		October 31, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	4,983,564	$72,269,287	1,039,133	$12,115,635
Shares issued on
reinvestments
of distributions	4,148	54,253	—	—
Shares redeemed**	(480,089)	(6,921,565)	(407,196)	(4,921,314)
Net increase	4,507,623	$65,401,975	631,937	$7,194,321
** Net of redemption
fees of		$11,831		$3,336

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2013 (Unaudited)		October 31, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,765,390	$24,578,484	1,665,352	$19,929,312
Shares issued on
reinvestments
of distributions	3,843	50,535	—	—
Shares redeemed**	(42,803)	(601,543)	(238,501)	(2,947,240)
Net increase	1,726,430	$24,027,476	1,426,851	$16,982,072
** Net of redemption
fees of		$1,273		$22

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS

December 31, 2012*
to
April 30, 2013
(Unaudited)
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$3,254
Net realized gain on investments	7,204
Net change in unrealized appreciation on investments	88,201
Net increase in net assets resulting from operations	98,659
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,040,000
Total increase in net assets	1,138,659
NET ASSETS
Beginning of period	—
End of period	$1,138,659
Undistributed net investment loss at end of period	$3,254

(a)	A summary of share transactions is as follows:

	Investor Class
	December 31, 2012*
	to April 30, 2013 (Unaudited)
	Shares	Paid-in Capital
Shares sold	3,894	$40,000
Net increase	3,894	$40,000

	Institutional Class
	December 31, 2012*
	to April 30, 2013 (Unaudited)
	Shares	Paid-in Capital
Shares sold	100,000	$1,000,000
Net increase	100,000	$1,000,000

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,
	2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value,
beginning of period	$10.18		$8.82	$8.02	$6.84	$5.30	$11.73
Income from
investment operations:
Net investment income	0.06	^	0.10 ^	0.06 ^	0.04	0.05	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.48		1.30	0.79	1.18	1.57	(6.07)
Total from investment operations	1.54		1.40	0.85	1.22	1.62	(5.99)

Less distributions:
From net investment income	(0.08)		(0.04)	(0.05)	(0.04)	(0.08)	(0.02)
From net realized gain
on investments	—		—	—	—	—	(0.42)
Total distributions	(0.08)		(0.04)	(0.05)	(0.04)	(0.08)	(0.44)
Redemption fees retained	0.00	^+	0.00 ^+	—	—	—	—

Net asset value, end of period	$11.64		$10.18	$8.82	$8.02	$6.84	$5.30

Total return	15.25	%‡	15.91%	10.60%	17.84%	31.37%	-52.82%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$8,042		$8,255	$5,469	$4,728	$2,200	$1,085
Ratio of expenses to
average net assets:
Before expense reimbursement	2.12	%†	2.97%	4.34%	5.63%	12.89%	10.73%
After expense reimbursement	1.42	%†	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/
(loss) to average net assets:
Before expense reimbursement	0.50	%†	(0.44%)	(2.12%)	(3.54%)	(10.37%)	(8.35%)
After expense reimbursement	1.20	%†	1.05%	0.73%	0.60%	1.03%	0.89%
Portfolio turnover rate	7.48	%‡	7.88%	20.39%	21.76%	52.99%	98.32%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months			October 25,
	Ended		Year	2011*
	April 30,		Ended	through
	2013		October 31,	October 31,
	(Unaudited)		2012	2011
Net asset value, beginning of period	$10.20		$8.82	$8.60

Income from investment operations:
Net investment income	0.08	^	0.13 ^	0.00	^+
Net realized and unrealized gain
on investments and foreign
currency related transactions	1.48		1.31	0.22
Total from investment operations	1.56		1.44	0.22

Less distributions:
From net investment income	(0.10)		(0.06)	—
Total distributions	(0.10)		(0.06)	—
Redemption fees retained	0.00	^+	0.00 ^+	—

Net asset value, end of period	$11.66		$10.20	$8.82

Total return	15.39	%‡	16.42%	2.56	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$33,262		$14,935	$1,493
Ratio of expenses to average net assets:
Before expense reimbursement	1.68	%†	2.43%	2.03	%†
After expense reimbursement	0.99	%†	0.99%	0.99	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	0.73	%†	(0.09%)	(1.34	%)†
After expense reimbursement	1.42	%†	1.35%	(0.30	%)†
Portfolio turnover rate	7.48	%‡	7.88%	20.39	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,
	2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value,
beginning of period	$12.54		$10.19	$9.32	$7.13	$4.96	$8.98
Income from
investment operations:
Net investment income/(loss)	0.01	^	(0.05)^	(0.08)^	0.01 ^	0.02	(0.01)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	2.54		2.40	0.97	2.21	2.15	(3.79)
Total from investment operations	2.55		2.35	0.89	2.22	2.17	(3.80)

Less distributions:
From net investment income	(0.03)		—	(0.02)	(0.03)	(0.00)+	(0.01)
From net realized gain
on investments	(0.00	)+	—	—	—	—	(0.21)
Total distributions	(0.03)		—	(0.02)	(0.03)	(0.00)+	(0.22)
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	—	—

Net asset value, end of period	$15.06		$12.54	$10.19	$9.32	$7.13	$4.96

Total return	20.40	%‡	23.06%	9.50%	31.22%	43.77%	-43.22%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$93,035		$20,935	$10,570	$5,247	$2,566	$1,356
Ratio of expenses to
average net assets:
Before expense reimbursement	2.19	%†	2.71%	3.43%	5.75%	11.37%	11.93%
After expense reimbursement	1.82	%†	1.85%	1.99%#	1.99%	1.99%	1.99%
Ratio of net investment income/
(loss) to average net assets:
Before expense reimbursement	(0.28	%)†	(1.26%)	(2.16%)	(3.59%)	(8.93%)	(10.17%)
After expense reimbursement	0.09	%†	(0.40%)	(0.72%)	0.17%	0.45%	(0.23%)
Portfolio turnover rate	0.42	%‡	16.29%	11.83%	23.70%	55.86%	54.32%

+	Less than $0.005.
^	Based on average shares outstanding.
#	Effective October 25, 2011, the Advisor has reduced the expense cap to 1.85%.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months			October 25,
	Ended		Year	2011*
	April 30,		Ended	through
	2013		October 31,	October 31,
	(Unaudited)		2012	2011
Net asset value, beginning of period	$12.60		$10.19	$9.60

Income from investment operations:
Net investment income	0.05	^	0.01 ^	0.00	^+
Net realized and unrealized gain
on investments and foreign
currency related transactions	2.54		2.40	0.59
Total from investment operations	2.59		2.41	0.59

Less distributions:
From net investment income	(0.03)		—	—
From net realized gain on investments	(0.00	)+	—	—
Total distributions	(0.03)		—	—
Redemption fees retained	0.00	^+	0.00 ^+	—

Net asset value, end of period	$15.16		$12.60	$10.19

Total return	20.66	%‡	23.65%	6.15	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$49,686		$19,540	$1,262
Ratio of expenses to average net assets:
Before expense reimbursement	1.74	%†	2.27%	2.74	%†
After expense reimbursement	1.35	%†	1.35%	1.35	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	0.25	%†	(0.86%)	1.11	%†
After expense reimbursement	0.64	%†	0.06%	2.50	%†
Portfolio turnover rate	0.42	%‡	16.29%	11.83	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	December 31, 2012*
	through
	April 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02	^
Net realized and unrealized gain on investments	0.92
Total from investment operations	0.94

Net asset value, end of period	$10.94

Total return	9.40	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$43
Ratio of expenses to average net assets:
Before expense reimbursement	21.48	%†
After expense reimbursement	1.25	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(19.51	%)†
After expense reimbursement	0.72	%†
Portfolio turnover rate	20.33	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	December 31, 2012*
	through
	April 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03	^
Net realized and unrealized gain on investments	0.93
Total from investment operations	0.96

Net asset value, end of period	$10.96

Total return	9.60	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,096
Ratio of expenses to average net assets:
Before expense reimbursement	20.80	%†
After expense reimbursement	0.75	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(19.11	%)†
After expense reimbursement	0.94	%†
Portfolio turnover rate	20.33	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) is capital appreciation.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Funds’ Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operation on December 31, 2012.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Equity Income Fund and Small Cap Value Fund tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012, or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At April 30, 2013, the Small Cap Value Fund had investments in illiquid securities with a total value of $7,686,169 or 5.39% of net assets.

Information concerning these illiquid securities is as follows:

Small Cap Value Fund	Shares	Dates Acquired		Cost Basis
Armtec Infrastructure Trust Unit	673,400	10/08	– 4/13	$2,101,409
Boston Pizza Royalties Income Fund	86,900	3/08	– 3/13	1,302,776
Park Sterling Corp.	489,248	8/10	– 4/13	2,642,285
Pizza Pizza Royalty Corp.	118,200	2/11	– 4/13	1,223,093

I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2013:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,986,856	$—	$—	$2,986,856
Consumer Staples	3,908,307	—	—	3,908,307
Energy	4,486,513	—	—	4,486,513
Financial Services	11,096,814	—	—	11,096,814
Health Care	5,170,616	—	—	5,170,616
Materials & Processing	1,338,052	—	—	1,338,052
Producer Durables	1,741,130	—	—	1,741,130
Technology	5,652,885	—	—	5,652,885
Utilities	3,952,329	—	—	3,952,329
Total Common Stocks	40,333,502	—	—	40,333,502
Short-Term Investments	957,448	—	—	957,448
Total Investments
in Securities	$41,290,950	$—	$—	$41,290,950

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$20,172,901	$3,345,411	$—	$23,518,312
Consumer Staples	74,796	—	—	74,796
Energy	6,691,279	—	—	6,691,279
Financial Services	53,637,128	2,803,391	—	56,440,519
Health Care	5,348,597	—	—	5,348,597
Materials & Processing	19,440,536	—	—	19,440,536
Producer Durables	13,181,527	1,537,367	—	14,718,894
Technology	2,778,732	—	—	2,778,732
Utilities	6,618,645	—	—	6,618,645
Total Common Stocks	127,944,141	7,686,169	—	135,630,310
Short-Term Investments	5,040,936	—	—	5,040,936
Total Investments
in Securities	$132,985,077	$7,686,169	$—	$140,671,246

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$137,857	$—	$—	$137,857
Consumer Staples	92,262	—	—	92,262
Energy	91,658	—	—	91,658
Financial Services	297,766	—	—	297,766
Health Care	94,985	—	—	94,985
Materials & Processing	77,108	—	—	77,108
Producer Durables	27,844	—	—	27,844
Technology	160,118	—	—	160,118
Utilities	115,638	—	—	115,638
Total Common Stocks	1,094,936	—	—	1,094,936
Short-Term Investments	24,611	—	—	24,611
Total Investments
in Securities	$1,119,547	$—	$—	$1,119,547

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at April 30, 2013, the end of the reporting period. The Equity Income Fund and the Large Cap Value Fund recognized no transfers to/from level 1 or level 2.

The Small Cap value Fund had the following transfers during the period ended April 30, 2013.

Transfers into Level 2	$4,923,293
Transfers out of Level 2	—
Net transfers into/or out of Level 2	$4,923,293

Transfers were made from level 1 to level 2 due to the securities being considered illiquid due to limited trading volume.

There were no level 3 securities held in the Funds during the period ended April 30, 2013.

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Funds are currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets.  For the six months ended April 30, 2013, the Equity Income Fund, the Small Cap Value Fund, and the Diversified Large Cap Value Fund incurred $160,633, $543,054, and $2,613, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively, to 1.85% and 1.35% of average daily net assets of the Investor Class and Institutional class of the Small Cap Value Fund, respectively, and to 1.25% and 0.75% of average daily net assets of the Investor Class and Institutional Class of the Diversified Large Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  The Due to Adviser balance on

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

the statements of assets and liabilities includes blue sky registration fees paid for by the Adviser prior to the inception of the Diversified Large Cap Value Fund.  For the six months ended April 30, 2013, the Adviser reduced its fees and absorbed Fund expenses in the amount of $112,039 for the Equity Income Fund, $153,733 for the Small Cap Value Fund, and $69,890 for the Diversified Large Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2013	2014	2015	2016	Total
Equity Income Fund	$153,456	$149,584	$217,158	$112,039	$632,237
Small Cap Value Fund	154,848	145,153	208,630	153,733	662,364
Diversified Large
Cap Value Fund	—	—	—	69,890	69,890

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended April 30, 2013, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$26,670	$53,110	$13,041
Fund Accounting	20,315	20,300	11,819
Transfer Agency (excludes
out-of-pocket expenses)	21,244	27,806	12,520
Custody	3,414	6,239	2,661
Chief Compliance Officer	2,976	2,976	2,935

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

At April 30, 2013, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$8,922	$23,297	$5,651
Fund Accounting	6,520	5,008	5,169
Transfer Agency (excludes
out-of-pocket)	6,617	1,470	5,655
Custody	738	—	1,181
Chief Compliance Officer	893	893	1,435

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class Shares of the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2013, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and the Diversified Large Cap Value Fund Investor Class incurred shareholder servicing fees of $7,621, $50,680, and $21 under the Agreement, respectively.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

“Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2013, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and the Diversified Large Cap Value Fund Investor Class paid the Distributor $10,454, $58,008, and $21, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2013, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Purchases	$15,336,260	$85,037,566	$1,193,355
Sales	2,404,476	323,492	193,824

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2013 and the year October 31, 2012 was as follows:

	Equity Income Fund
	Year Ended	Year Ended
	April 30, 2013	October 31, 2012
Ordinary income	$247,464	$59,250

	Small Cap Value Fund
	Year Ended	Year Ended
	April 30, 2013	October 31, 2012
Ordinary income	$113,056	$—
Long-term capital gains	7,014	—

The Diversified Large Cap Value Fund did not make a distribution during the period ended April 30, 2013.  Ordinary income distributions may include dividends paid from short-term capital gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2013 (Unaudited), Continued

As of October 31, 2012, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$20,392,415	$34,592,311
Gross tax unrealized appreciation	3,786,323	7,601,716
Gross tax unrealized depreciation	(938,977)	(2,014,798)
Net tax unrealized appreciation	2,847,346	5,586,918
Net unrealized depreciation foreign currency	—	(2)
Undistributed ordinary income	148,035	—
Undistributed long-term capital gain	—	7,123
Total distributable earnings	148,035	7,123
Other accumulated gains/(losses)	(573,893)	(55,657)
Total accumulated earnings	$2,421,488	$5,538,382

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The cost basis of investments for federal income tax purposes at April 30, 2013 for the Diversified Large Cap Value Fund is as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund did not have a full fiscal year):

Diversified Large
Cap Value Fund
Cost of investments	$1,031,346
Gross tax unrealized appreciation	96,272
Gross tax unrealized depreciation	(8,071)
Net tax unrealized appreciation	$88,201

The Equity Income Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2016	2017	2019	Total
Equity Income Fund	$114,883	$420,487	$38,523	$573,893

The Equity Income Fund and the Small Cap Value Fund utilized $121,289 and $81,495 of capital loss carryforwards, respectively, during the year ended October 31, 2012.  The Small Cap Value Fund deferred, on a tax basis, post-October and post-December late year losses of $55,657.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2013 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2012

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund

At a meeting held on December 4-6, 2012, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund (the “Funds”) with Huber Capital Management, LLC (the “Adviser”) for another annual term.  At this meeting, and at a prior meeting held on October 24-25, 2012, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2012

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe.

Huber Capital Equity Income Fund:  The Board noted that the Equity Income Fund’s performance, with regard to its Lipper and Morningstar comparative universes, with the exception of the five-year period, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) and average (with respect to the Morningstar comparative universe) for all other relevant periods.

The Board also considered any differences in performance between similarly managed accounts and reviewed the performance of the Fund against broad-based securities market benchmarks.

Huber Capital Small Cap Value Fund:  The Board noted that the Small Cap Value Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) and average (with respect to the Morningstar comparative universe) for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Adviser to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Huber Capital Equity Income Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Equity

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Income Fund of 1.49% for Investor Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the median and average of its peer group and the total expense ratio for Institutional Class shares was below the median and average of its peer group.  The Board also noted that the contractual advisory fee was above the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients.  However, the Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

Huber Capital Small Cap Value Fund:  The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Small Cap Value Fund of 1.85% for Investor Class shares and 1.35% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes, and the total expense ratio for Institutional Class shares was below the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the contractual advisory fee was above the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients.  However, the Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the advisory fees from the Fund during the most recent fiscal period were significantly below the peer

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser anticipates instituting breakpoints when the Funds’ assets reach significantly higher levels.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees and “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund would be in the best interest of each Fund and its shareholders.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Capital Diversified Large Cap Value Fund

At a meeting held on December 4-6, 2012, the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”), including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the initial investment advisory agreement (“Advisory Agreement”) between the Trust and Huber Capital Management, LLC for the Huber Capital Diversified Large Cap Value Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services expected to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Fund, noting that the Adviser currently serves as investment adviser to two other mutual funds within the Trust.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record and business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser currently manages another account with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Adviser was agreeing to waive its advisory fees and reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 1.25% for Investor Class shares and 0.75% for Institutional Class shares (the “Expense Caps”).

The Board noted that the Fund’s expected total operating expenses for Institutional Class shares were below the peer group median and average and the expected total operating expenses for Investor Class shares were above the peer group median and average, except that when the peer group was adjusted for funds with assets below $100 million, the expected total operating expenses for Investor Class shares were below the peer group average. The Board also noted that the expected contractual advisory fee was above the peer group median and average and the Fund’s expected contractual advisory fee was in line with the fees charged by the Adviser to the other account with substantially similar objectives, policies, strategies and risks as the Fund.

The Board concluded that the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Fund grew.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the expected profitability to the Adviser from its relationship with the Fund and considered any additional benefits that may be derived by the Adviser from its relationship with the Fund, such as benefits received in exchange for Rule 12b-1 fees.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it provides to the Fund.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    July 2, 2013

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    July 2, 2013

* Print the name and title of each signing officer under his or her signature.